Investment Securities - Disclosure of Carrying Value of Banks Investment Securities Per Measurement Category (Detail) - CAD ($) $ in Millions	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020
Disclosure of financial assets [line items]
Investment securities	$ 85,107	$ 99,236	$ 111,389
Debt Investments [member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Investment securities	59,879	68,259	76,638
Debt Investments [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Investment securities	21,925	27,713	31,644
Debt Investments [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Investment securities	31	25	26
Equity securities [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Investment securities	2,262	2,279	1,859
Equity securities [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Investment securities	$ 1,010	$ 960	$ 1,222